Parent Company Only Condensed Financial Information (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents
Prepaid expenses and other current assets	108	59
Amount due from related parties	3,435	4,575
Total current assets	3,543	4,634
Non-current assets
Investments in subsidiaries and Consolidated VIEs	(33,684)	(35,378)
Total non-current assets	(33,684)	(35,378)
Total assets	(30,141)	(30,744)
Current liabilities
Accrued expenses and other payables	11,377	10,738
Short-term bank and other borrowings
Total current liabilities	11,377	10,738
Total liabilities	11,377	10,738
Shareholders’ equity
Additional paid-in capital	171,560	141,377
Accumulated deficit	(215,175)	(181,081)
Accumulated other comprehensive loss	(2,097)	(1,778)
Total shareholders’ equity (deficit)	(41,518)	(41,482)
Total liabilities and shareholders’ equity (deficit)	$ (30,141)	$ (30,744)